Schedule of other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total non current	$ 7	$ 143
Current other receivables	2,133	941
Credit for real estate asset member
IfrsStatementLineItems [Line Items]
Total non current		3,325
Current other receivables	31	55
Financial credit member
IfrsStatementLineItems [Line Items]
Total non current	5	21
Current other receivables	14	27
Related parties [member]
IfrsStatementLineItems [Line Items]
Total non current	2	5
Current other receivables	1	28
Allowance for impairment of other receivables member
IfrsStatementLineItems [Line Items]
Total non current		(3,208)
Current other receivables	(29)	(116)
Construction plan framework agreement member
IfrsStatementLineItems [Line Items]
Construction plan Framework agreement	294
Judicial deposits member
IfrsStatementLineItems [Line Items]
Current other receivables	85	116
Security deposits member
IfrsStatementLineItems [Line Items]
Current other receivables	64	58
Prepaid expenses member
IfrsStatementLineItems [Line Items]
Current other receivables	208	64
Advances to personnel member
IfrsStatementLineItems [Line Items]
Current other receivables	24	3
Advances to suppliers member
IfrsStatementLineItems [Line Items]
Current other receivables	9	110
Tax credits member
IfrsStatementLineItems [Line Items]
Current other receivables	1,364	492
Debtors for complementary activities member
IfrsStatementLineItems [Line Items]
Current other receivables	63	103
Other1 member
IfrsStatementLineItems [Line Items]
Current other receivables	$ 5	$ 1